Acquisitions and disposals - Summary of Financial Information Relating to Discontinued Operations (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Turnover	£ 31,376	£ 30,328
Profit before taxation from continuing operations	3,477	6,064	£ 5,628
Taxation	(526)	(756)	(707)
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare	0	0	10,700
Remeasurement of discontinued operations distributed to shareholders on demerger	0	0	7,651
Non-controlling interest in discontinued operations	0	0	205
Earnings attributable to shareholders from discontinued operations	£ 0	£ 0	£ 10,495
Basic earnings per share from discontinued operations (in pence per share)	£ 0	£ 0	£ 2.606
Discontinued operations
Disclosure of detailed information about business combination [line items]
Turnover			£ 5,581
Expense			(4,730)
Profit before taxation from continuing operations			851
Taxation			£ (235)
UK statutory rate of taxation (in percent)			27.60%
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare			£ 616
Other gains/(losses) on demerger			2,433
Remeasurement of discontinued operations distributed to shareholders on demerger			7,651
Profit after taxation on demerger of discontinued operations			10,700
Non-controlling interest in discontinued operations			205
Earnings attributable to shareholders from discontinued operations			£ 10,495